Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Summary of Purchase Consideration

The purchase consideration for the acquisition was as follows:

Purchase Consideration at Fair Value
(in thousands)
Cash paid	$6,500
Fair value of class A common stock issued	2,221
Cash holdback	1,400
Fair value of cash consideration due February 11, 2021	1,815
Total transaction price	$11,936

The purchase consideration for the acquisitions was as follows:

	Purchase Consideration
	Loungefly	Underground Toys Limited	A Large Evil Corporation Limited
	(in thousands)
Cash paid	$16,113	$12,554	$3,862
Transaction fees paid (incurred) on behalf of seller	1,777	—	—
Working capital adjustment to be paid in cash	635	1,784	1,003
Fair value of Class A Units issued	2,131	3,182	—
Fair value of contingent consideration	—	2,470	—
Purchase consideration	$20,656	$19,990	$4,865

Summary of Purchase Price Allocations

The following table shows the amounts recognized for each major class of assets acquired and liabilities assumed and the resultant purchase price allocation for the Forrest-Pruzan Acquisition as of February 11, 2019:

Assets (Liabilities) Acquired (Assumed) at Fair Value
(in thousands)
Cash and cash equivalents	$131
Property and equipment	14
Operating lease right-of-use assets	1,027
Goodwill	8,922
Intangible assets	3,133
Other assets	17
Current liabilities	(281)
Operating lease liabilities	(1,027)
Consideration transferred	$11,936

The purchase price allocations for the acquisitions were as follows:

	Assets (Liabilities) Acquired (Assumed) at Fair Value
	Loungefly	Underground Toys Limited	A Large Evil Corporation Limited
	(in thousands)
Cash	$1,501	$—	$645
Accounts receivable	3,315	—	30
Inventory	2,351	15,263	—
Other current assets	132	1,122	321
Property and equipment	214	289	76
Intangible assets	12,605	6,500	—
Goodwill	11,249	3,438	4,000
Current liabilities	(10,711)	(6,622)	(207)
Consideration transferred	$20,656	$19,990	$4,865

Summary of Estimated Identifiable Intangible Assets Acquired

The following table summarizes the identifiable intangible assets acquired in connection with the transactions described above and their estimated useful lives as of February 11, 2019:

	Estimated Fair Value of Assets Acquired	Estimated Useful Life
	(in thousands)	(Years)
Intangible asset type:
Nocompetition agreements	$861	3
Intellectual property	580	3
Customer relationships	1,692	3
Intangible assets	$3,133

The following table summarizes the estimated identifiable intangible assets acquired in connection with the transactions described above and their estimated useful lives:

	Estimated Fair Value of Assets Acquired
	Loungefly	Underground Toys Limited	Estimated Useful Life
	(in thousands)		(Years)
Intangible asset type:
Customer relationships	$2,015	$3,700	10
Licensor relationships	8,590	2,500	10
Trade name	2,000	—	10
Supplier relationships	—	300	2
Intangible assets	$12,605	$6,500